Schedule of Senior Convertible Notes Payable (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Less debt discount	$ (819,000)	$ (2,326,000)	$ 0
Total senior convertible notes payable, net	2,772,000	1,265,000
Senior Notes [Member]
Debt Instrument [Line Items]
Senior convertible notes payable	3,591,000	3,591,000
Less debt discount	(819,000)	(2,326,000)
Total senior convertible notes payable, net	$ 2,772,000	$ 1,265,000